Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - NV5 Global, Inc. [Member] - USD ($) $ in Thousands	Jun. 28, 2025	Dec. 28, 2024
Schedule of Property and Equipment, Net [Line Items]
Total	$ 143,820	$ 125,866
Less: accumulated depreciation	(77,527)	(69,144)
Property and equipment, net	66,293	56,722
Office furniture and equipment
Schedule of Property and Equipment, Net [Line Items]
Total	4,241	4,090
Computer equipment
Schedule of Property and Equipment, Net [Line Items]
Total	41,358	38,940
Survey and field equipment
Schedule of Property and Equipment, Net [Line Items]
Total	90,391	75,506
Leasehold improvements
Schedule of Property and Equipment, Net [Line Items]
Total	$ 7,830	$ 7,330